UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	513-587-3400

Date of fiscal year end:	9/30

Date of reporting period:	12/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

FCI BOND FUND

SCHEDULE OF INVESTMENTS

December 31, 2019 (Unaudited)

CORPORATE BONDS — 55.33%	Principal Amount	Fair Value
Corporate Bonds - Domestic — 48.33%
AbbVie, Inc., 4.25%, 11/14/2028	$500,000	$553,506
Activison Blizzard, Inc., 3.40%, 9/15/2026	400,000	420,408
American International Group, Inc., 4.13%, 2/15/2024	600,000	644,737
Applied Materials, Inc., 4.30%, 6/15/2021	225,000	232,891
AT&T, Inc., 3.40%, 6/15/2022	800,000	825,506
AT&T, Inc., 4.25%, 3/1/2027	475,000	522,140
AvalonBay Communities, Inc., 2.95%, 9/15/2022	450,000	461,090
Bank of America Corporation, 3.30%, 1/11/2023	1,000,000	1,034,491
Boardwalk Pipelines, L.P., 4.45%, 7/15/2027	500,000	518,844
Bristol-Myers Squibb Company, 3.63%, 5/15/2024(a)	500,000	528,752
Citigroup, Inc., 3.20%, 10/21/2026	700,000	726,912
Diamond 1 Finance Corporation / Diamond 2 Finance Corporation, 5.45%, 6/15/2023(a)	400,000	434,138
Discover Financial Services, 5.20%, 4/27/2022	475,000	506,593
Edwards Lifesciences Corporation, 4.30%, 6/15/2028	625,000	695,553
Encana Corporation, 3.90%, 11/15/2021	450,000	460,985
Fifth Third Bank, 2.25%, 6/14/2021	400,000	402,263
General Motors Financial Company, 3.70%, 5/9/2023	500,000	515,796
Goldman Sachs Group, Inc. (The), 5.38%, 3/15/2020	1,025,000	1,032,009
JPMorgan Chase & Company, 2.70%, 5/18/2023	1,225,000	1,248,035
McDonald's Corporation, 3.70%, 1/30/2026	98,000	105,824
Morgan Stanley, 3.88%, 1/27/2026	700,000	752,436
National Oilwell Varco, Inc., 2.60%, 12/1/2022	128,000	129,303
Raymond James Financial, Inc., 3.63%, 9/15/2026	450,000	476,086
Starbucks Corporation, 3.80%, 8/15/2025	600,000	647,036
Synchrony Financial, 3.75%, 8/15/2021	500,000	511,497
TJX Companies, Inc. (The), 2.25%, 9/15/2026	200,000	201,145
Verizon Communications, 4.13%, 3/16/2027	600,000	666,688
Walt Disney Company (The), 4.50%, 2/15/2021	800,000	824,575
Wells Fargo & Company, 3.00%, 4/22/2026	700,000	720,658
Wells Fargo Bank NA, 3.55%, 8/14/2023	550,000	576,785
Willis North America, Inc., 3.60%, 5/15/2024	280,000	292,734
Zoetis, Inc., 3.25%, 2/1/2023	485,000	499,586

TOTAL CORPORATE BONDS - DOMESTIC (Cost $17,352,797)		18,169,002

Corporate Bonds - Foreign — 7.00%
Corporate Bonds - Australia - 1.35%
National Australia Bank Ltd., 2.80%, 1/10/2022	500,000	508,472

See accompanying notes which are an integral part of this schedule of investments.

FCI BOND FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2019 (Unaudited)

CORPORATE BONDS — 55.33% - continued	Principal Amount	Fair Value
Corporate Bonds - Canada - 0.84%
Husky Energy, Inc., 4.00%, 4/15/2024	$300,000	$316,760

Corporate Bonds - Cayman Islands - 1.12%
Alibaba Group Holding Ltd., 3.60%, 11/28/2024	400,000	421,599

Corporate Bonds - Isle Of Man - 0.99%
AngloGold Ashanti Holdings plc, 5.13%, 8/1/2022	350,000	370,449

Corporate Bonds - Luxembourg - 1.27%
Schlumberger Investment, 3.65%, 12/1/2023	450,000	476,465

Corporate Bonds - United Kingdom - 1.43%
Aon plc, 3.88%, 12/15/2025	500,000	538,583

TOTAL CORPORATE BONDS - FOREIGN (Cost $2,540,072)		2,632,328

TOTAL CORPORATE BONDS (Cost $19,892,869)		20,801,330

U.S. TREASURY OBLIGATIONS — 31.28%

United States Treasury Note, 1.38%, 2/15/2020	800,000	799,729
United States Treasury Note, 2.63%, 11/15/2020	1,050,000	1,058,900
United States Treasury Note, 1.75%, 7/31/2021	250,000	250,645
United States Treasury Note, 2.00%, 2/15/2025	2,550,000	2,587,652
United States Treasury Note, 2.13%, 5/15/2025	2,800,000	2,858,515
United States Treasury Note, 2.25%, 2/15/2027	850,000	874,089
United States Treasury Note, 2.75%, 2/15/2028	300,000	319,910
United States Treasury Note, 2.63%, 2/15/2029	1,000,000	1,060,762
United States Treasury Note, 1.63%, 8/15/2029	2,000,000	1,950,313

TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,627,629)		11,760,515

U.S. GOVERNMENT AGENCIES — 6.82%

Federal Home Loan Banks, 2.75%, 7/11/2031	300,000	294,046
Federal Home Loan Mortgage Corporation, 2.00%, 10/27/2023(b)	700,000	700,002
Federal Home Loan Mortgage Corporation, 3.50%, 1/1/2048	174,474	181,985
Federal National Mortgage Association, 1.50%, 8/10/2021	600,000	598,562

See accompanying notes which are an integral part of this schedule of investments.

FCI BOND FUND

SCHEDULE OF INVESTMENTS - continued

December 31, 2019 (Unaudited)

U.S. GOVERNMENT AGENCIES — 6.82% - continued	Principal Amount	Fair Value
Federal National Mortgage Association, 1.50%, 8/24/2021	$795,000	$791,296

TOTAL U.S. GOVERNMENT AGENCIES (Cost $2,555,024)		2,565,891

U.S. GOVERNMENT MORTGAGE BACKED AGENCIES — 3.26%

Federal Home Loan Mortgage Corporation, Pool #A57160, 5.50%, 2/1/2037	17,138	18,543
Federal National Mortgage Association, Pool #745133, 5.50%, 11/1/2035	23,265	26,167
Federal National Mortgage Association, Pool #832648, 5.00%, 9/1/2035	10,444	11,507
Federal National Mortgage Association, Pool #832949, 5.00%, 9/1/2035	10,423	11,485
Federal National Mortgage Association, Pool #845549, 5.50%, 1/1/2036	30,515	34,448
Federal National Mortgage Association, Pool #878104, 5.50%, 4/1/2036	10,466	11,533
Federal National Mortgage Association, Pool #AB4300, 3.50%, 1/1/2042	236,567	249,417
Federal National Mortgage Association, Pool #AI8577, 3.00%, 8/1/2042	552,701	569,446
Federal National Mortgage Association, Pool #MA0918, 4.00%, 12/1/2041	273,209	292,854

TOTAL U.S. GOVERNMENT MORTGAGE BACKED AGENCIES (Cost $1,196,564)		1,225,400

MONEY MARKET FUNDS - 2.67%	Shares
Fidelity Investments Money Market Government Portfolio, Class I, 1.49%(c)	1,002,999	1,002,999

TOTAL MONEY MARKET FUNDS (Cost $1,002,999)		1,002,999

TOTAL INVESTMENTS — 99.36% (Cost $36,275,085)		37,356,135

Other Assets in Excess of Liabilities — 0.64%		239,643

NET ASSETS — 100.00%		$37,595,778

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as December 31, 2019 was $962,890, representing 2.56% of net assets.
(b)	Step bond. Coupon rate is a fixed rate that changes on a specified date. The rate shown is the current rate at December 31, 2019.
(c)	Rate disclosed is the seven day effective yield as of December 31, 2019.

At December 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$1,128,872
Gross unrealized depreciation	(47,822)
Net unrealized appreciation/(depreciation) on investments	$1,081,050
Tax cost of investments	$36,275,085

See accompanying notes which are an integral part of this schedule of investments.

FCI Bond Fund

Related Notes to the Schedule of Investments

December 31, 2019

(Unaudited)

The FCI Bond Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

FCI Bond Fund

Related Notes to the Schedule of Investments – continued

December 31, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Financial Counselors, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used at December 31, 2019 in valuing the Fund’s investments:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$-	$18,169,002	$-	$18,169,002
Foreign Corporate Bonds	-	2,632,328	-	2,632,328
U.S. Treasury Obligations	-	11,760,515	-	11,760,515
U.S. Government Agencies	-	2,565,891	-	2,565,891
U.S. Government Mortgage Backed Agencies	-	1,225,400	-	1,225,400
Money Market Funds	1,002,999	-	-	1,002,999
Total	$1,002,999	$36,353,136	$-	$37,356,135

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited)

Common Stocks — 90.49%	Shares	Fair Value
Brazil — 3.58%
Industrials — 3.58%
Embraer S.A. - ADR	291,536	$5,682,037

Total Brazil		5,682,037

Cayman Islands — 5.63%
Communication Services — 5.63%
Weibo Corporation - ADR(a)	193,000	8,945,550

Total Cayman Islands		8,945,550

China — 0.98%
Communication Services — 0.98%
SINA Corporation(a)	38,903	1,553,397

Total China		1,553,397

France — 7.74%
Communication Services — 4.22%
Criteo S.A. - ADR(a)	386,371	6,695,809

Transportation — 3.52%
Bollore SA	1,279,500	5,583,012

Total France		12,278,821

Hong Kong — 6.89%
Communication Services — 5.36%
China Mobile Ltd. - ADR	201,075	8,499,439

Information Technology — 1.53%
ASM Pacific Technology Ltd.	175,000	2,427,689

Total Hong Kong		10,927,128

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (continued)

Common Stocks — 90.49% (continued)	Shares	Fair Value
Ireland — 1.61%
Industrials — 1.61%
Ryanair Holdings Plc-Sp - ADR(a)	29,205	2,558,650

Total Ireland		2,558,650

Israel — 3.17%
Information Technology — 3.17%
Silicom Ltd.(a)	151,473	5,037,992

Total Israel		5,037,992

Japan — 4.33%
Consumer Discretionary — 4.33%
Sony Corporation - ADR	101,035	6,870,380

Total Japan		6,870,380

Russia — 8.94%
Financials — 8.94%
Moscow Exchange MICEX-RTS PJSC	3,870,500	6,719,023
Sberbank of Russia PJSC - ADR	219,024	3,591,994
Sberbank of Russia PJSC - ADR	236,340	3,885,429
Total Russia		14,196,446

South Korea — 12.03%
Communication Services — 4.59%
SK Telecom Company Ltd. - ADR	315,363	7,288,039

Consumer Discretionary — 2.12%
Hyundai Home Shopping Network Corporation	48,358	3,369,502

Information Technology — 5.32%
Samsung Electronics Company Ltd.	174,900	8,447,447

Total South Korea		19,104,988

United States — 33.44%
Financials — 7.07%
Air Lease Corporation	77,650	3,689,928
Annaly Capital Management, Inc.	800,000	7,535,999
		11,225,927
Health Care — 3.93%
Heron Therapeutics, Inc.(a)	265,482	6,238,827

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (continued)

Common Stocks — 90.49% (continued)	Shares	Fair Value
Industrials — 6.62%
Coherent, Inc.(a)	4,533	754,065
Hudson Technologies, Inc.(a)	892,099	872,027
Spirit Airlines, Inc.(a)	184,477	7,436,267
Titan International, Inc.	398,156	1,441,325
		10,503,684
Materials — 4.60%
Mosaic Company (The)	337,779	7,309,538

Pharmaceuticals — 6.89%
Ardelyx, Inc.(a)	1,458,540	10,946,343

Real Estate — 4.33%
Jones Lang LaSalle, Inc.	39,465	6,870,462

Total United States		53,094,781

Virgin Islands British — 2.15%
Consumer Discretionary — 2.15%
Despegar.com Corporation(a)	253,024	3,410,763

Total Virgin Islands British		3,410,763

TOTAL COMMON STOCKS
(Cost $125,639,840)		143,660,933

Closed-End Funds - 4.63%

Sprott Physical Gold Trust (Canada)(a)	603,293	7,348,109
TOTAL CLOSED-END FUNDS
(Cost $5,730,897)		7,348,109

Exchange-Traded Funds - 0.29%

VanEck Merk Gold Shares(a)	30,968	459,875
TOTAL EXCHANGE-TRADED FUNDS
(Cost $354,942)		459,875

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (continued)

Corporate Bonds — 0.06%	Principal Amount
Calvert Impact Capital, Inc., 1.50%, 2/15/2021(b)	100,000	100,000

TOTAL CORPORATE BONDS
(Cost $100,005)		100,000

Certificates of Deposit — 1.45%
Beneficial Bank, 0.80%, 1/18/2020	250,000	250,000
Community Bank, 1.85%, 10/15/2020(c)	1,054,964	1,054,964
Community Development Bank, 0.45%, 3/8/2020	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 1/18/2020	250,000	250,000
Self-Help Federal Credit Union, 0.25%, 2/28/2020	250,000	250,000
Spring Bank, 0.90%, 3/28/2020	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost $2,304,964)		2,304,964

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Fair Value
Call Options Purchased — 0.27%
SPDR S&P 500 ETF Trust	1,000	$32,186,000	$ 340 .00	May 2020	260,000
SPDR S&P 500 ETF Trust	25,000	804,650,000	335 .00	January 2020	175,000

TOTAL CALL OPTIONS PURCHASED
(Cost $539,828)					435,000

Money Market Funds - 1.65%	Shares
Federated Government Obligations Fund, Institutional Class, 1.49%(d)	2,621,695	2,621,695

TOTAL MONEY MARKET FUNDS
(Cost $2,621,695)		2,621,695

Total Investments — 98.84%
(Cost $137,292,171)		156,930,576

Other Assets in Excess of Liabilities — 1.16%		1,838,591

Net Assets — 100.00%		$158,769,167

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2019 was $100,000, representing 0.06% of net assets.
(c)	Certificates of Deposit purchased through Certificate of Deposit Account Registry Service ("CDARS"). Deposits occur in increments below the standard Federal Deposit Insurance Corporation ("FDIC") insurance maximum so that both principal and interest are FDIC Insured.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2019.

ADR	- American Depositary Receipt.

See accompanying notes which are an integral part of this schedule of investments.

APPLESEED FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (Unaudited) (continued)

At December 31, 2019, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Gross unrealized appreciation	$20,203,954
Gross unrealized depreciation	(4,761,862)
Net unrealized appreciation/(depreciation) on investments	$15,442,092
Tax cost of investments	$141,488,484

See accompanying notes which are an integral part of this schedule of investments.

Appleseed Fund

Related Notes to the Schedule of Investments

December 31, 2019

(Unaudited)

The Appleseed Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITS”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITS during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (“Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2019

(Unaudited)

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, Pekin Hardy Strauss, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2019:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$143,660,933	$-	$-	$143,660,933
Closed-End Funds	7,348,109	-	-	7,348,109
Exchange-Traded Funds	459,875	-	-	459,875
Corporate Bonds	-	100,000	-	100,000
Certificates of Deposit	-	2,304,964	-	2,304,964
Call Options Purchased	435,000	-	-	435,000
Money Market Funds	2,621,695	-	-	2,621,695
Total	$154,525,612	$2,404,964	$-	$156,930,576

(a)	Refer to Schedule of Investments for sector classifications.

Appleseed Fund

Related Notes to the Schedule of Investments - continued

December 31, 2019

(Unaudited)

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

IRON STRATEGIC INCOME FUND
Schedule of Investments	December 31, 2019
(Unaudited)

Corporate Bonds – 60.03%	Principal Amount	Fair Value
Communication Services – 7.85%
CenturyLink, Inc., 5.80%, 3/15/2022	$500,000	$526,525
Gannett Company, Inc., 5.13%, 7/15/2020	515,000	516,802
Hughes Satellite Systems Corporation, 7.63%, 6/15/2021	500,000	535,135
Sinclair Television Group, Inc., 5.63%, 8/1/2024 (a)	500,000	515,418
Sprint Corporation, 7.88%, 9/15/2023	500,000	552,707
Sprint Corporation, 7.25%, 9/15/2021	500,000	529,660
T-Mobile USA, Inc., 4.00%, 4/15/2022	500,000	513,121
Townsquare Media, Inc., 6.50%, 4/1/2023 (a)	500,000	508,958
		4,198,326
Consumer Discretionary – 13.72%
Choice Hotels International, Inc., 5.75%, 7/1/2022	500,000	541,094
Hertz Corporation, 7.63%, 6/1/2022 (a)	137,000	142,823
Lee Enterprises, Inc., 9.50%, 3/15/2022 (a)	500,000	466,406
Netflix, Inc., 5.50%, 2/15/2022	500,000	530,625
Pitney Bowes, Inc., 3.38%, 10/1/2021(b)	500,000	508,000
QVC, Inc., 5.13%, 7/2/2022	500,000	526,275
Service Corporation International, 5.38%, 5/15/2024	500,000	516,043
Signet UK Finance plc, 4.70%, 6/15/2024 (c)	500,000	471,458
Sirius XM Radio, Inc., 3.88%, 8/1/2022 (a)	500,000	511,871
TRI Pointe Group, Inc., 4.88%, 7/1/2021	500,000	513,950
TRI Pointe Group, Inc., 5.88%, 6/15/2024	500,000	545,207
United Continental Holdings, Inc., 6.00%, 12/1/2020	500,000	517,200
William Lyon Homes, Inc., 5.88%, 1/31/2025	500,000	516,457
YUM! Brands, Inc., 3.75%, 11/1/2021	500,000	511,450
YUM! Brands, Inc., 5.00%, 6/1/2024 (a)	500,000	519,168
		7,338,027
Energy – 11.91%
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	1,003,200
CVR Refining, LLC, 6.50%, 11/1/2022	500,000	507,496
Gulfport Energy Corporation, 6.00%, 10/15/2024	500,000	356,250
Laredo Petroleum, Inc., 5.63%, 1/15/2022	1,000,000	972,812
Murphy Oil Corporation, 4.45%, 12/1/2022 (b)	500,000	516,247
Newfield Exploration Company, 5.75%, 1/30/2022	500,000	531,899

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	December 31, 2019
(Unaudited)
Corporate Bonds (continued)	Principal Amount	Fair Value
Energy (continued)
Oasis Petroleum, Inc., 6.88%, 3/15/2022	$500,000	$482,500
PBF Logistics, L.P., 6.88%, 5/15/2023	500,000	516,245
SM Energy Company, 6.13%, 11/15/2022	500,000	506,406
Southwest Energy Company, 6.20%, 1/23/2025 (b)	500,000	459,845
WPX Energy, Inc., 6.00%, 1/15/2022	500,000	518,906
		6,371,806
Financials – 4.74%
Fly Leasing Ltd., 6.38%, 10/15/2021 (b)	500,000	510,313
Iron Mountain, Inc., 4.38%, 6/1/2021 (a)	500,000	506,150
Nielsen Finance LLC, 5.00%, 4/15/2022 (a)	500,000	502,765
Synovus Financial Corporation, 5.75%, 12/15/2025	1,000,000	1,017,915
		2,537,143
Health Care – 0.96%
Encompass Health Corporation, 5.13%, 3/15/2023	500,000	510,208

Industrials – 4.57%
Great Lakes Dredge & Dock Corporation, 8.00%, 5/15/2022	500,000	530,156
Meritor, Inc., 6.25%, 2/15/2024	500,000	513,808
Terex Corporation, 5.63%, 2/1/2025 (a)	500,000	516,875
WESCO Distribution, Inc., 5.38%, 12/15/2021	500,000	502,160
XPO Logistics, Inc., 6.50%, 6/15/2022 (a)	375,000	382,792
		2,445,791
Information Technology – 6.81%
Anixter, Inc., 5.13%, 10/1/2021	500,000	520,425
Donnelley Financial Solutions, Inc., 8.25%, 10/15/2024	500,000	512,707
NCR Corporation, 6.38%, 12/15/2023	500,000	513,543
Symantec Corporation, 4.20%, 9/15/2020	500,000	506,002
Symantec Corporation, 5.00%, 4/15/2025 (a)	500,000	511,139
Unisys Corporation, 10.75%, 4/15/2022 (a)	1,000,000	1,077,812
		3,641,628
Materials – 6.68%
AK Steel Corporation, 7.63%, 10/1/2021	500,000	505,200
Chemours Company (The), 6.63%, 5/15/2023	1,000,000	1,005,915

See accompanying notes which are an integral part of this schedule of investments.

IRON STRATEGIC INCOME FUND
Schedule of Investments (continued)	December 31, 2019
(Unaudited)
Corporate Bonds (continued)	Principal Amount	Fair Value
Materials (continued)
Freeport-McMoRan, Inc., 3.55%, 3/1/2022	$500,000	$507,140
Louisiana-Pacific Corporation, 4.88%, 9/15/2024	500,000	518,332
Sealed Air Corporation, 6.50%, 12/1/2020 (a)	500,000	513,950
W.R. Grace & Company, 5.13%, 10/1/2021 (a)	500,000	522,215
		3,572,752
Real Estate – 2.79%
CoreCivic, Inc., 4.63%, 5/1/2023	500,000	495,625
GEO Group, Inc. (The), 5.88%, 1/15/2022	1,000,000	995,312
		1,490,937
TOTAL CORPORATE BONDS (Cost $31,858,946)		32,106,618

Exchange-Traded Funds – 37.51%	Shares
iShares 0-5 Year High Yield Corporate Bond ETF	216,848	10,068,253
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	370,868	9,991,184
TOTAL EXCHANGE-TRADED FUNDS (Cost $19,910,673)		20,059,437
Money Market Funds – 1.70%(d)
Federated Treasury Obligations Fund – Institutional Shares, 1.51%	227,476	227,476
Fidelity Investments Money Market Treasury Only – Class I, 1.44%	227,476	227,476
First American Treasury Obligations Fund – Class Z, 1.49%	227,476	227,476
Wells Fargo Treasury Plus Money Market Fund – Class I, 1.48%	227,476	227,476
TOTAL MONEY MARKET FUNDS (Cost $909,904)		909,904
TOTAL INVESTMENTS — 99.24% (Cost $52,679,523)		53,075,959
Other Assets in Excess of Liabilities — 0.76%		407,530
NET ASSETS - 100.00%		$53,483,489

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as December 31, 2019 was $7,198,342, representing 13.46% of net assets.
(b)	Step bond. Coupon rate is fixed rate that change on a specified date. The rate shown is the current rate at December 31, 2019.
(c)	Foreign corporate bond denominated in U.S. dollars.
(d)	Rate disclosed is the seven day effective yield as of December 31, 2019.

At December 31, 2019, the net unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$453,460
Gross unrealized depreciation	(292,231)
Net unrealized appreciation/(depreciation) on investments	$161,229
Tax cost of investments	$52,914,730

See accompanying notes which are an integral part of this schedule of investments.

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2019

(Unaudited)

The IRON Strategic Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements – Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (“Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

IRON Funds

Related Notes to the Schedule of Investments

December 31, 2019

(Unaudited)

In accordance with the Unified Series Trust’s valuation policies, IRON Financial, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of December 31, 2019:

	Valuation inputs
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds(a)	$-	$32,106,618	$-	$32,106,618
Exchange-Traded Funds	20,059,437	-	-	20,059,437
Money Market Funds	909,904	-	-	909,904
Total	$20,969,341	$32,106,618	$-	$53,075,959

(a)	See schedule of investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	2/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	2/28/2020

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	2/28/2020